Note 13 - Property, Plant and Equipment - Average Discount Rate Applied for IFRS 16 for January 1st (Details)	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Lease term 2020-2025 [member]
Statement Line Items [Line Items]
Rate %	10.54%	6.63%	12.61%
Lease term 2026-2030 [member]
Statement Line Items [Line Items]
Rate %	8.19%	8.33%	11.83%
Lease term 2031-2035 [member]
Statement Line Items [Line Items]
Rate %	10.97%	9.00%	13.54%